Capital Structure Management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital structure Management
Equity	€ 43,406	€ 42,848	€ 41,523	€ 29,927
Equity as a percent of total equity and liabilities	64.00%	59.00%
Equity - percentage change over prior period	1.00%
Current liabilities	€ 14,642	€ 17,453
Current liabilities as a percent of total equity and liabilities	21.00%	24.00%
Current liabilities - percentage change over prior period	(16.00%)
Non-current liabilities	€ 10,287	€ 11,858
Noncurrent liabilities as a percent of total equity and liabilities	15.00%	16.00%
Noncurrent liabilities - percentage change over prior period	(13.00%)
Liabilities	€ 24,928	€ 29,311
Liabilities as a percent of total equity and liabilities	36.00%	41.00%
Liabilities - percentage change over prior period	(15.00%)
Thereof financial debt	€ 7,755	€ 11,764
Thereof financial debt as a percent of total equity and liabilities	11.00%	16.00%
Thereof financial debt - percentage change over prior period	(34.00%)
Lease liabilities	€ 1,621	€ 2,140
Thereof lease liabilities - as a percent of total equity and liabilities	2.00%	3.00%
Lease liabilities - percentage change over prior period	(25.00%)
Total equity and liabilities	€ 68,335	€ 72,159
Total equity and liabilities as a percent of total equity and liabilities	100.00%	100.00%
Total equity and liabilities - percentage change over prior period	(5.00%)
Repayment of borrowings	€ 4,081	€ 1,445	€ 1,952
Total financial debt percentage point decrease over prior period	5.00%
Eurobond
Capital structure Management
Repayment of borrowings	€ 1,600
Term Loans
Capital structure Management
Repayment of borrowings	1,450
Commercial Paper
Capital structure Management
Repayment of borrowings	€ 930